SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE FOR INCOME TAXES (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Cayman Islands statutory tax rate	0.00%	0.00%	0.00%
HK SAR statutory tax rate	16.50%	16.50%	16.50%
Tax allowance	0.10%	0.50%	(1.10%)
Non-assessable income	0.30%	0.10%	(1.30%)
Non-deductible expenses	(7.90%)	(17.30%)	1.10%
Tax losses not recognized	(9.30%)	(0.40%)
Utilization of tax losses	0.30%		(0.20%)
Two-tier tax rate		0.30%	(2.30%)
Effective tax rate		(0.30%)	12.70%